Subsequent events - Additional Information (Detail) - USD ($)				1 Months Ended	3 Months Ended
	Oct. 08, 2019	Aug. 29, 2019	Mar. 21, 2019	Aug. 29, 2019	Sep. 30, 2019	Nov. 12, 2019	Nov. 11, 2019	Nov. 08, 2019	Nov. 07, 2019	Oct. 04, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Shares issued					33,567,399
Offering price per share			$ 3.40
Accounts payable and accrued liabilities					$ 12,272,769						$ 6,447,888
Aspire Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from offerings					3,000,000
Aspire Agreement [Member] | Aspire Capital Fund LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Capital Issued Commitments		$ 35,000,000		$ 35,000,000
Shares issued		1,777,325		1,777,325
Total number of shares issued		400,000		400,000
Offering price per share		$ 0.4252		$ 1.6879
Gross proceeds from offerings		$ 170,090		$ 3,000,000
Service Provider [Member]
Disclosure of non-adjusting events after reporting period [line items]
Accounts payable and accrued liabilities					2,900,000
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loss contingency										$ 5,000,000
Due To Service Provider										$ 2,902,916
Events After Reporting Period [Member] | Aspire Agreement [Member] | Aspire Capital Fund LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued						100,000	100,000	100,000	100,000
Lease Commitments [Member] | Office Lease Toronto [Member]
Disclosure of non-adjusting events after reporting period [line items]
Lease term	18 months
Lease rent					$ 6,863